Risk management - Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (Details) - ING Bank consumer lending portfolio, outstandings - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 846	€ 780
Increase (decrease) in financial assets	66
Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	602	604
Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	164	119
Increase (decrease) in financial assets	45
Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	79	57
Increase (decrease) in financial assets	22
Belgium
Disclosure of credit risk exposure [line items]
Financial assets	295	339
Increase (decrease) in financial assets	(44)
Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	223	294
Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	43	27
Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	29	18
Germany
Disclosure of credit risk exposure [line items]
Financial assets	147	116
Increase (decrease) in financial assets	31
Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	89	68
Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	40	34
Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	18	13
Poland
Disclosure of credit risk exposure [line items]
Financial assets	89	71
Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	76	59
Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	8	8
Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	5	4
Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	97	51
Increase (decrease) in financial assets	47
Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	67	36
Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	24	10
Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	6	5
Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	25	48
Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	21	43
Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	2	4
Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	2
Spain
Disclosure of credit risk exposure [line items]
Financial assets	38	27
Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	19	13
Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	13	9
Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	6	5
Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	94	86
Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	64	62
Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	19	16
Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	12	8
America
Disclosure of credit risk exposure [line items]
Financial assets	1	1
America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	1	1
America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia
Disclosure of credit risk exposure [line items]
Financial assets	1
Asia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
Asia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
Australia
Disclosure of credit risk exposure [line items]
Financial assets	59	42
Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	43	29
Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	15	11
Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	€ 1	€ 2